Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Income (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss)) Per Share	The following table sets forth the basic and diluted net income (loss) per share computation and provides a reconciliation of the numerator and denominator for the years presented:
	For the years ended December 31,
	2021	2022	2023
Numerator:
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders	$3,942	$(5,675)	$(26,912)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	(27,663)	(994)	-
Numerator for basic and diluted net loss per share calculation	$(23,721)	$(6,669)	$(26,912)

Denominator:
Weighted average number of ordinary shares	81,600,000	81,600,000	85,441,057

Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders per ordinary share
—Basic and diluted	$0.05	$(0.07)	$(0.31)

Net loss from discontinued operations attributable to SunCar’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.34)	$(0.01)	$-

Net loss attributable to SunCar’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.29)	$(0.08)	$(0.31)